RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,163	$ 5,397	$ 5,691
Income from equity accounted investments	1,020	(749)	1,969
Interest expense on debt obligations	2,593	2,592	2,924
General and administrative expense	924	816	882
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	35	32	26
Management fee income	42	32	35
Participating loan interests (including fair value gains, net)	0	0	50
Income from equity accounted investments	26	(11)	(12)
Interest expense on debt obligations	24	19	48
Interest on capital securities held by Brookfield Asset Management	0	0	8
General and administrative expense	271	164	198
Construction costs	132	265	411
Return of capital distributions on Brookfield Asset Management’s interest in Canholdco	176	0	0
Distributions on Brookfield Asset Management’s interest in Canholdco	369	0	0
Incentive Fees	$ 35	$ 16	$ 104